Other Non-Operating Income (Expense), Net (Tables)	12 Months Ended
Aug. 29, 2013
Other Nonoperating Income (Expense) [Abstract]
Schedule of Other Nonoperating Income (Expense) [Table Text Block]

For the year ended	2013	2012	2011
Gain (loss) from changes in currency exchange rates	$(229)	$(6)	$(6)
Loss on extinguishment of debt	(31)	—	(113)
Gain (loss) from investments	(5)	35	(3)
Gain from issuance of Inotera shares	48	—	—
Other	(1)	—	13
	$(218)	$29	$(109)